Transfers of financial assets and variable interest entities (Details 6) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Dec. 31, 2014
Transfer of Financial Assets Accounted for as Sales [Line Items]
Carrying amount derecognized	SFr 409
Gross cash proceeds received for assets derecognized	478
Fair value of transferred assets	459
Gross derivative assets recorded	380,300	SFr 621,000
Gross derivative liabilities recorded	383,500	623,600
Interest rate derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	268,600	471,500
Gross derivative liabilities recorded	258,000	460,400
Foreign exchange derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	61,300	87,000
Gross derivative liabilities recorded	74,000	99,200
Equity/index-related derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	26,300	27,200
Gross derivative liabilities recorded	29,000	29,300
Credit derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	20,700	26,300
Gross derivative liabilities recorded	19,800	25,600
Other products
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	3,400	9,000
Gross derivative liabilities recorded	2,700	SFr 9,100
Sales with total return swaps
Transfer of Financial Assets Accounted for as Sales [Line Items]
Carrying amount derecognized	101
Gross cash proceeds received for assets derecognized	100
Fair value of transferred assets	92
Sales with longevity swaps
Transfer of Financial Assets Accounted for as Sales [Line Items]
Carrying amount derecognized	308
Gross cash proceeds received for assets derecognized	378
Fair value of transferred assets	367
Derivatives related to Transfers of Assets accounted for as sale
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	508
Gross derivative liabilities recorded	7
Derivatives related to Transfers of Assets accounted for as sale | Equity/index-related derivatives
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative liabilities recorded	7
Derivatives related to Transfers of Assets accounted for as sale | Other products
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	508
Derivatives related to Transfers of Assets accounted for as sale | Sales with total return swaps
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative liabilities recorded	7
Derivatives related to Transfers of Assets accounted for as sale | Sales with longevity swaps
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative assets recorded	SFr 508